CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Convertible Notes, discount	$ 111,888	$ 39,414
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000,000	20,000,000,000
Common stock, shares issued	4,922,968,442	4,088,762,156
Common stock, shares outstanding	4,922,968,442	4,088,762,156
Treasury stock shares	100,000	100,000
Class D Voting Preferred Stock [Member]
Convertible preferred stock - par value	$ 0.01	$ 0.01
Convertible preferred stock - shares authorized	100,000	100,000
Convertible preferred stock - shares issued	88,235	88,235
Convertible preferred stock - shares outstanding	88,235	88,235